Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 4,219
Deferred tax liabilities	(1,897)
Net deferred tax assets (liabilities)	2,322	$ (847)
Discontinued operations	(3,479)	(399)
Deferred tax assets	2,458	4,219
Deferred tax liabilities	0	(1,897)
Net deferred tax assets (liabilities)	2,458	2,322
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	34,572	29,989
Discontinued operations	2,021
Recovered through (charged to) earnings	(10,818)	4,222
Reclass for liability for asset held for sale	(2,021)
Recovered through (charged to) other comprehensive income	108	361
Recovered through (charged to) equity		0
Deferred tax assets	23,862	34,572
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	28,276	23,740
Discontinued operations	1,075
Recovered through (charged to) earnings	(7,310)	4,293
Reclass for liability for asset held for sale	(1,075)
Recovered through (charged to) other comprehensive income	70	243
Recovered through (charged to) equity		0
Deferred tax assets	21,036	28,276
Capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	327	56
Discontinued operations	59
Recovered through (charged to) earnings	0	271
Reclass for liability for asset held for sale	(59)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity		0
Deferred tax assets	327	327
Finance costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	564	64
Discontinued operations	18
Recovered through (charged to) earnings	(564)	500
Reclass for liability for asset held for sale	(18)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity		0
Deferred tax assets	0	564
Investment tax credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0
Recovered through (charged to) earnings		0
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity		0
Deferred tax assets		0
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0
Recovered through (charged to) earnings		0
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity		0
Deferred tax assets		0
Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	5,345	6,238
Discontinued operations	869
Recovered through (charged to) earnings	(2,944)	(989)
Reclass for liability for asset held for sale	(869)
Recovered through (charged to) other comprehensive income	38	96
Recovered through (charged to) equity		0
Deferred tax assets	2,439	5,345
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	60	(109)
Discontinued operations	0
Recovered through (charged to) earnings	0	147
Reclass for liability for asset held for sale	0
Recovered through (charged to) other comprehensive income	0	22
Recovered through (charged to) equity		0
Deferred tax assets	60	60
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(32,250)	(30,836)
Discontinued operations	(5,500)
Recovered through (charged to) earnings	10,874	(1,070)
Reclass for liability for asset held for sale	5,500
Recovered through (charged to) other comprehensive income	(28)	(344)
Recovered through (charged to) equity		0
Deferred tax liabilities	(21,404)	(32,250)
Convertible debenture
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0	0
Recovered through (charged to) earnings		0
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity		0
Deferred tax liabilities		0
Investment in associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0	0
Recovered through (charged to) earnings		0
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity		0
Deferred tax liabilities		0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(8,641)	(7,742)
Discontinued operations	(59)
Recovered through (charged to) earnings	1,383	(497)
Reclass for liability for asset held for sale	59
Recovered through (charged to) other comprehensive income	(157)	(402)
Recovered through (charged to) equity		0
Deferred tax liabilities	(7,415)	(8,641)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(18,534)	(12,380)
Discontinued operations	(5,509)
Recovered through (charged to) earnings	11,061	(6,206)
Reclass for liability for asset held for sale	5,509
Recovered through (charged to) other comprehensive income	50	52
Recovered through (charged to) equity		0
Deferred tax liabilities	(7,423)	(18,534)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(5,138)	(5,709)
Discontinued operations	0
Recovered through (charged to) earnings	(4,244)	603
Reclass for liability for asset held for sale	0
Recovered through (charged to) other comprehensive income	178	(32)
Recovered through (charged to) equity		0
Deferred tax liabilities	(9,204)	(5,138)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	777	(4,863)
Discontinued operations	0
Recovered through (charged to) earnings	2,485	5,640
Reclass for liability for asset held for sale	0
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity		0
Deferred tax liabilities	3,262	777
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(714)	(142)
Discontinued operations	68
Recovered through (charged to) earnings	189	(610)
Reclass for liability for asset held for sale	(68)
Recovered through (charged to) other comprehensive income	(99)	38
Recovered through (charged to) equity		0
Deferred tax liabilities	(624)	(714)
Net deferred tax assets (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Discontinued operations	(3,479)
Recovered through (charged to) earnings	56	3,152
Reclass for liability for asset held for sale	3,479
Recovered through (charged to) other comprehensive income	$ 80	17
Recovered through (charged to) equity		$ 0